RELATED PARTY TRANSACTIONS - Summary of balance due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party payables	$ 11,761	$ 9,492
CCL
Related Party Transaction [Line Items]
Related party payables	40	40
TFG Marine
Related Party Transaction [Line Items]
Related party payables	11,505	9,219
Other
Related Party Transaction [Line Items]
Related party payables	216	233
Related Party
Related Party Transaction [Line Items]
Related party payables	$ 11,761	$ 9,492